Property, Plant and Equipment, net - Summary of Property, Plant and Equipment, Net (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation	¥ 12,413	¥ 17,319	¥ 6,474